Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 89.64%
BANK LOANS — 81.99%*
Automotive — 0.39%
Oeconnection LLC, Term Loan B
(LIBOR plus 4.00%)
5.80%	09/25/26	[1,2,3]	$683,352	$687,623
Panther BF Aggregator 2 LP Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.30%	04/30/26	[2,3]	249,375	250,700

				938,323

Communications — 12.75%
A-L Parent LLC, Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.05%	12/01/23	[2,3]	498,715	443,607
Altice Financing SA, Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.51%	01/31/26	[2,3]	980,000	976,942
Altice SA, Term Loan B13, 1st Lien (France)
(LIBOR plus 4.00%)
5.74%	08/14/26	[2,3,4]	495,000	496,908
Beasley Mezzanine Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.78%	11/01/23	[2,3]	457,637	458,639
CenturyLink, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.55%	01/31/25	[2,3]	1,473,703	1,481,992
Charter Communications Operating LLC, Term Loan B1, 1st Lien
(LIBOR plus 1.75%)
3.55%	04/30/25	[2,3]	1,960,000	1,975,925
Clear Channel Outdoor Holdings Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.30%	08/21/26	[2,3]	1,745,625	1,758,246
CommScope, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.05%	04/04/26	[2,3]	997,500	1,004,981
Connect Finco SARL, Term Loan B
(LIBOR plus 4.50%)
6.29%	12/11/26	[2,3,5]	413,419	416,486
Cox Media Group, Term Loan B, 1st Lien
(LIBOR plus 4.25%)
6.15%	12/12/26	[2,3]	500,000	505,628

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
CSC Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.99%	01/15/26	[2,3]	$992,500	$995,229
Dawn Acquisition LLC, Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.69%	10/27/25	[2,3]	492,519	470,764
Diamond Sports Group LLC Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.03%	08/24/26	[2,3]	808,973	809,648
Frontier Communications Corp., Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.55%	06/17/24	[2,3]	997,442	1,004,440
Gray Television, Inc., Term Loan C, 1st Lien
(LIBOR plus 2.50%)
4.20%	11/02/25	[2,3]	767,889	773,828
GTT Communications, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.55%	05/30/25	[2,3]	1,478,734	1,244,251
Intelsat Jackson Holdings SA, Term Loan B5, 1st Lien (Luxembourg)
6.63%	01/02/24	[2,3,4]	500,000	507,770
Lamar Media Corp., Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.56%	03/14/25	[2,3]	1,424,625	1,435,310
Level 3 Parent LLC, Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.55%	03/01/27	[2,3]	337,328	338,910
Mediarena Acquisition BV, Term Loan, 1st Lien (Netherlands)
(LIBOR plus 5.75%)
7.84%	08/13/21	[2,3,4]	309,293	310,882
Mission Broadcasting, Inc., Term Loan B3, 1st Lien
(LIBOR plus 2.25%)
3.94%	01/17/24	[2,3]	68,264	68,629
National Cinemedia LLC, Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.81%	06/20/25	[2,3]	492,500	493,320
NEP/NCP Holdco, Inc., Term Loan, 2nd Lien
(LIBOR plus 7.00%)
8.80%	10/19/26	[2,3]	440,000	399,300

December 2019 / 1

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
New Insight Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 5.50%)
7.41%	12/20/24	[2,3]	$490,000	$490,674
Nexstar Broadcasting, Inc. Term Loan B3, 1st Lien
(LIBOR plus 2.25%)
4.05%	01/17/24	[2,3]	343,544	345,379
Nexstar Broadcasting, Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.45%	09/18/26	[2,3]	1,000,000	1,006,990
Radiate Holdco LLC, Term Loan , 1st Lien
(LIBOR plus 3.50%)
5.30%	02/01/24	[2,3]	497,500	501,480
Radiate Holdco LLC, Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.80%	02/01/24	[2,3]	1,473,504	1,480,967
Sable International Finance Ltd., Term Loan B4, 1st Lien
(LIBOR plus 3.25%)
5.05%	02/02/26	[2,3]	437,333	440,954
Sinclair Television Group, Inc., Term Loan B2, 1st Lien
(LIBOR plus 2.25%)
4.05%	01/03/24	[2,3]	1,930,330	1,930,330
Sprint Communications, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.31%	02/02/24	[2,3]	1,962,134	1,948,399
Virgin Media Bristol LLC, Term Loan N, 1st Lien
(LIBOR plus 2.50%)
4.24%	01/31/28	[2,3]	2,000,000	2,015,130
Windstream Services LLC, Term Loan B6, 1st Lien
(PRIME plus 5.00%)
9.75%	03/29/21	[2,3]	1,003,049	963,724
Ziggo Secured Finance Partnership, Term Loan E, 1st Lien
(LIBOR plus 2.50%)
4.24%	04/15/25	[2,3]	945,114	949,489

				30,445,151

Consumer Discretionary — 8.47%
AI Aqua Merger Sub, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.05%	12/13/23	[2,3]	1,470,000	1,432,023

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Consumer Discretionary (continued)
AI Aqua Merger Sub, Inc., Term Loan B1, 1st Lien
(LIBOR plus 3.25%)
5.05%	12/13/23	[2,3]	$494,911	$482,125
Allied Universal Holdco LLC, Delayed-Draw Term Loan, 1st Lien
(LIBOR plus 4.25%)
6.05%	07/10/26	[2,3]	67,568	68,060
Allied Universal Holdco LLC, Term Loan, 1st Lien
(LIBOR plus 4.25%)
6.05%	07/10/26	[2,3]	682,432	687,407
Arterra Wines Canada, Inc., Term Loan B1, 1st Lien (Canada)
(LIBOR plus 2.75%)
4.65%	12/15/23	[2,3,4]	2,433,639	2,433,687
Boing U.S. Holdco, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.99%	10/03/24	[2,3]	980,044	961,261
CityCenter Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.05%	04/18/24	[2,3]	2,199,921	2,212,119
Four Seasons Hotels, Ltd., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.70%	11/30/23	[2,3]	970,000	978,977
KUEHG Corp., Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.69%	02/21/25	[2,3]	738,750	742,289
Mister Car Wash Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.41%	05/14/26	[2,3,6]	1,184,524	1,191,436
Nielsen Finance LLC, Term Loan B4, 1st Lien
(LIBOR plus 2.00%)
3.71%	10/04/23	[2,3]	1,212,656	1,218,441
Prometric Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.80%	01/29/25	[2,3]	985,038	985,653
Refresco, Term Loan B3, 1st Lien
(LIBOR plus 3.25%)
5.16%	03/28/25	[2,3]	1,980,000	1,986,197
Reynolds Group Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.55%	02/06/23	[2,3]	929,893	933,966

2 / December 2019

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Consumer Discretionary (continued)
Spin Holdco, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.25%	11/14/22	[2,3]	$1,956,171	$1,944,297
Whatabrands LLC, Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.94%	08/02/26	[2,3]	498,750	502,224
Wyndham Hotels & Resorts, Inc. Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.55%	05/30/25	[2,3]	493,750	496,836
Yum! Brands, Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.49%	04/03/25	[2,3]	946,750	951,190

				20,208,188

Consumer Products — 0.94%
Consolidated Container Co., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.30%	06/15/26	[2,3]	995,000	1,004,950
Edgewell Personal Care, Term Loan B
(LIBOR plus 3.00%)
3.00%	09/18/26	[2,3]	750,000	755,625
Hoffmaster Group, Inc., Term Loan, 1st Lien
(LIBOR plus 4.00%)
5.80%	11/21/23	[2,3]	473,862	473,270

				2,233,845

Electric — 0.75%
Chief Power Finance LLC, Term Loan B, 1st Lien
(LIBOR plus 4.75%)
6.55%	12/31/20	[2,3,7,8]	717,787	399,567
Vistra Operations Co., LLC, Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
3.49%	12/31/25	[2,3]	267,606	269,583
3.55%	12/31/25	[2,3]	1,121,888	1,130,174

				1,799,324

Energy — 1.69%
Centurion Pipeline Co., LLC, Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.05%	09/29/25	[2,3]	990,000	992,475

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Energy (continued)
EG America LLC, Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.96%	02/07/25	[2,3]	$233,194	$232,734
EG Finco Ltd., Term Loan B, 1st Lien (United Kingdom)
(LIBOR plus 4.00%)
5.96%	02/07/25	[2,3,4]	493,719	492,744
Epic Y-Grade Services LP, Term Loan B, 1st Lien
(LIBOR plus 6.00%)
8.04%	06/07/25	[2,3]	250,000	244,531
Glass Mountain Pipeline Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 4.50%)
6.30%	12/23/24	[2,3]	491,250	437,213
KAMC Holdings, Inc. Term Loan, 1st Lien
(LIBOR plus 4.00%)
5.91%	08/14/26	[2,3]	748,125	744,852
Traverse Midstream Partners LLC, Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.80%	09/27/24	[2,3]	987,500	896,650

				4,041,199

Entertainment — 1.68%
CineWorld Finance US, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.05%	02/28/25	[2,3]	817,086	818,010
Hornblower Sub LLC, Term Loan, 1st Lien
(LIBOR plus 4.50%)
6.44%	04/28/25	[2,3]	1,000,000	1,004,790
NAI Entertainment Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.30%	05/08/25	[2,3]	740,625	741,554
Nascar Holdings, Inc. Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.49%	10/19/26	[2,3]	945,745	957,571
SMG U.S. Midco 2, Inc., Term Loan, 1st Lien
(LIBOR plus 3.00%)
4.80%	01/23/25	[2,3]	491,250	494,016

				4,015,941

December 2019 / 3

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Finance — 3.61%
Auris Lux III SA, Term Loan B, 1st Lien (Luxembourg)
(LIBOR plus 3.75%)
5.55%	02/27/26	[2,3,4]	$1,240,626	$1,248,901
Avolon TLB Borrower 1 US LLC, Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
3.51%	01/15/25	[2,3]	1,424,235	1,434,917
Camelot Finance SA, Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.05%	10/30/26	[2,3]	1,000,000	1,007,750
CBAC Borrower LLC, Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.80%	07/08/24	[2,3]	775,813	757,388
Cushman & Wakefield, Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.05%	08/21/25	[2,3]	641,875	643,579
Delos Finance SARL, Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.69%	10/06/23	[2,3]	1,050,000	1,055,360
RPI Finance Trust, Term Loan B6, 1st Lien
(LIBOR plus 2.00%)
3.80%	03/27/23	[2,3]	950,219	959,279
Telenet Financing USD LLC, Term Loan AN, 1st Lien
(LIBOR plus 2.25%)
3.99%	08/15/26	[2,3]	1,500,000	1,509,998

				8,617,172

Food — 6.95%
8th Avenue Food & Provisions, Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.49%	10/01/25	[2,3]	247,500	248,943
Agro Merchants Intermediate Holdings, LLC., Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.69%	12/06/24	[2,3]	1,514,958	1,499,809
American Seafoods Group LLC, Term Loan B, 1st Lien
(LIBOR plus 1.75%)
6.50%	08/21/23	[2,3]	36,755	37,031
(LIBOR plus 2.75%)
4.45%	08/21/23	[2,3]	1,157,786	1,166,469

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Food (continued)
CH Guenther Parent LLC, Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.55%	03/31/25	[2,3]	$985,000	$989,925
Chobani LLC, Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.30%	10/10/23	[2,3]	970,050	971,748
Flora Food Group, Term Loan B
(LIBOR plus 3.00%)
5.09%	07/02/25	[2,3]	985,000	987,773
Hearthside Group Holdings LLC, Term Loan, 1st Lien
(LIBOR plus 3.69%)
5.49%	05/23/25	[2,3]	985,000	978,105
Hostess Brands LLC, Term Loan, 1st Lien
(LIBOR plus 2.25%)
4.05%	08/03/25	[2,3]	449,454	451,982
4.18%	08/03/25	[2,3]	1,009,669	1,015,349
Houston Foods, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.55%	07/20/25	[2,3]	1,280,500	1,248,488
JBS USA LUX SA, Term Loan B, 1st Lien (Canada)
(LIBOR plus 2.00%)
3.70%	05/01/26	[2,3,4]	1,240,625	1,253,546
Matterhorn Merger Sub LLC, Term Loan, 1st Lien
(LIBOR plus 4.00%)
5.80%	05/23/25	[2,3]	491,259	491,262
Shearer’s Foods LLC, Term Loan B
(LIBOR plus 4.25%)
6.05%	03/31/22	[2,3]	1,520,131	1,522,032
Snacking Investments Bidco, Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.78%	10/16/26	[2,3]	500,000	501,565
U.S. Foods, Inc., Term Loan, 1st Lien
(LIBOR plus 2.00%)
3.80%	09/13/26	[2,3]	1,995,000	2,006,541
Utz Quality Foods LLC, Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.30%	11/21/24	[2,3]	1,225,000	1,223,163

				16,593,731

4 / December 2019

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Gaming — 4.59%
Affinity Gaming LLC, Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.05%	07/03/23	[2,3]	$463,887	$445,912
Caesars Entertainment LLC, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.80%	10/07/24	[2,3]	814,353	821,042
Caesars Resort Collection LLC, Term Loan, 1st Lien
(LIBOR plus 2.75%)
4.55%	12/23/24	[2,3]	1,470,000	1,474,748
Churchill Downs, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.80%	12/27/24	[2,3]	1,533,700	1,545,203
Gateway Casinos & Entertainment Ltd., Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.94%	12/01/23	[2,3]	985,000	982,946
Golden Entertainment, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.80%	10/21/24	[2,3]	1,447,500	1,454,289
Golden Nugget, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.55%	10/04/23	[2,3]	28,320	28,455
4.68%	10/04/23	[2,3]	704,590	707,955
4.72%	10/04/23	[2,3]	622,380	625,352
GVC Holdings, Term Loan B2, 1st Lien
(LIBOR plus 2.25%)
4.45%	03/29/24	[2,3]	1,473,750	1,483,889
Penn National Gaming, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.05%	10/15/25	[2,3]	1,390,950	1,398,600

				10,968,391

Health Care — 10.19%
Acadia Healthcare Co., Inc., Term Loan B3, 1st Lien
(LIBOR plus 2.50%)
4.30%	02/11/22	[2,3]	913,695	917,203
Acadia Healthcare Co., Inc., Term Loan B4, 1st Lien
(LIBOR plus 2.50%)
4.30%	02/16/23	[2,3]	277,093	278,157

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
Admi Corp., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.55%	04/30/25	[2,3]	$985,000	$988,083
Alphabet Holding Co., Inc., Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.30%	09/26/24	[2,3]	488,750	473,650
BCPE Eagle Buyer LLC, Term Loan, 1st Lien
(LIBOR plus 4.25%)
6.05%	03/13/24	[2,3]	1,362,233	1,317,967
Catalent Pharma Solutions, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.05%	05/18/26	[2,3]	992,500	998,083
CCS-CMGC Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 5.50%)
7.30%	10/01/25	[2,3]	308,750	301,803
7.43%	10/01/25	[2,3]	186,250	182,059
Change Healthcare Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.30%	03/01/24	[2,3]	390,455	392,407
Civitas Solutions, Inc., Term Loan, 1st Lien
(LIBOR plus 4.00%)
5.80%	03/09/26	[2,3]	29,240	29,525
6.12%	03/09/26	[2,3]	467,230	471,785
Da Vinci Purchaser Corp., Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.00%	12/11/26	[2,3]	1,750,000	1,754,375
Grifols Worldwide Operations USA, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.74%	11/15/27	[2,3]	1,000,000	1,009,740
Kindred at Home, Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.56%	07/02/25	[2,3]	1,447,737	1,457,242
Med Parentco LP Delayed-Draw Term Loan, 1st Lien
(LIBOR plus 4.25%)
6.05%	08/31/26	[2,3,9]	42,507	42,581
Med Parentco LP Term Loan, 1st Lien
(LIBOR plus 4.25%)
6.05%	08/31/26	[2,3]	798,189	799,562

December 2019 / 5

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
Medical Solutions Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 4.50%)
6.30%	06/14/24	[2,3]	$977,625	$976,100
Medplast Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.69%	07/02/25	[2,3]	987,500	970,525
NMN Holdings III Corp. Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.55%	11/13/25	[2,3,10]	1,226,063	1,203,074
NMSC Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 5.00%)
6.80%	04/19/23	[2,3]	1,174,296	1,169,893
NSM Top Holdings Corp., Term Loan, 1st Lien
(LIBOR plus 5.25%)
7.19%	11/16/26	[2,3]	1,000,000	997,500
Premise Health Holding Corp., Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.50%	07/10/25	[2,3,11]	689,644	682,462
Romulus Merger Sub LLC, Term Loan, 1st Lien
(LIBOR plus 2.75%)
4.55%	02/14/25	[2,3]	1,968,019	1,947,423
Surgery Center Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.05%	09/02/24	[2,3]	1,224,312	1,221,509
Tecomet, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.99%	05/01/24	[2,3]	199,005	199,710
U.S. Renal Care, Inc., Term Loan B, 1st Lien
(LIBOR plus 5.00%)
6.81%	06/12/26	[2,3]	997,500	992,652
UIC Merger Sub, Inc., Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.05%	08/30/24	[2,3]	727,554	725,739
Valeant Pharmaceuticals International, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.49%	11/27/25	[2,3]	212,500	213,895
(LIBOR plus 3.00%)
4.74%	06/02/25	[2,3]	385,465	388,156
Wink Holdco, Inc., Term Loan, 1st Lien

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
(LIBOR plus 3.00%)
4.80%	12/02/24	[2,3]	$978,111	$981,173
Wink Holdco, Inc., Term Loan, 2nd Lien
(LIBOR plus 6.75%)
8.55%	12/01/25	[2,3]	250,000	251,250

				24,335,283

Industrials — 8.42%
American Traffic Solutions Consolidated, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.55%	02/28/25	[2,3]	1,478,687	1,490,398
BCPE Empire Holdings, Inc., Delayed-Draw Term Loan, 1st Lien
(LIBOR plus 4.00%)
5.80%	06/11/26	[2,3,12]	26,042	26,148
BCPE Empire Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 4.00%)
5.80%	06/11/26	[2,3]	1,041,693	1,045,928
Clean Harbors, Inc., Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.55%	06/30/24	[2,3]	1,813,598	1,828,787
Conserve Merger Sub, Inc., Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.19%	08/08/25	[2,3]	1,975,000	1,960,188
Curie Merger Sub LLC, Term Loan, 1st Lien
(LIBOR plus 4.25%)
6.19%	11/04/26	[2,3]	1,000,000	1,004,375
Energizer Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.00%	12/17/25	[2,3]	660,000	664,396
Jade Germany GMBH, Term Loan, 1st Lien (Germany)
(LIBOR plus 5.50%)
7.42%	05/31/23	[2,3,4]	975,000	887,250
Liqui-Box Corp., Term Loan B, 1st Lien
(LIBOR plus 4.50%)
4.50%	06/03/26	[2,3]	1,000,000	978,750
Pelican Products, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.24%	05/01/25	[2,3]	492,500	453,100
Penn Engineering & Manufacturing Corp., Term Loan B, 1st Lien

6 / December 2019

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Industrials (continued)
(LIBOR plus 2.75%)
4.55%	06/27/24	[2,3]	$625,454	$626,236
Plaze, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.19%	07/30/26	[2,3]	1,250,000	1,252,344
Spectrum Holdings III Corp., Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.05%	01/31/25	[2,3]	1,434,475	1,335,259
Technimark LLC, Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.60%	08/08/25	[2,3]	990,000	971,438
Transcendia Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.30%	05/30/24	[2,3]	1,466,325	1,087,837
TricorBraun, Inc., Term Loan, 1st Lien
(PRIME plus 2.75%)
7.50%	11/30/23	[2,3]	3,750	3,723
(LIBOR plus 3.75%)
5.68%	11/30/23	[2,3]	119,846	118,977
5.69%	11/30/23	[2,3]	1,332,426	1,322,766
TruGreen Limited Partnership, Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.55%	03/19/26	[2,3]	992,500	1,004,906
U.S. Ecology, Inc. Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.30%	11/02/26	[2,3]	500,000	504,533
WP Deluxe Merger Sub, Inc., Term Loan, 1st Lien
(LIBOR plus 3.00%)
4.94%	07/19/24	[2,3]	980,000	972,038
Zep, Inc., Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.94%	08/12/24	[2,3]	733,125	570,738

				20,110,115

Information Technology — 8.93%
Ascend Learning LLC, Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.80%	07/12/24	[2,3]	977,500	985,139
AVSC Holding Corp., Term Loan B
(LIBOR plus 4.50%)
6.49%	10/15/26	[2,3]	500,000	500,625

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Information Technology (continued)
Broadcom, Inc., Delayed-Draw Term Loan A3
(LIBOR plus 1.25%)
1.25%	11/04/22	[2,3]	$1,000,000	$996,040
Ciena Corp., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.76%	09/26/25	[2,3]	495,000	498,032
DCert Buyer, Inc. Term Loan, 1st Lien
(LIBOR plus 4.00%)
5.80%	10/16/26	[2,3]	1,000,000	1,005,000
Dell International LLC, Term Loan B1
(LIBOR plus 2.00%)
3.80%	09/19/25	[2,3]	1,295,159	1,305,851
EagleView Technology Co., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.41%	08/14/25	[2,3]	495,000	469,324
GlobalLogic Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.05%	08/01/25	[2,3]	432,109	435,350
Helios Software Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 4.25%)
6.18%	10/24/25	[2,3]	1,000,000	994,690
Imperva, Inc., Term Loan, 1st Lien
(LIBOR plus 4.00%)
5.99%	11/20/25	[2,3]	1,492,500	1,411,159
Inovalon Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.25%	04/02/25	[2,3]	936,480	943,503
IQVIA, Inc., Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
3.69%	01/01/25	[2,3]	969,963	976,025
IQVIA, Inc., Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
3.69%	06/11/25	[2,3]	492,500	495,733
Microchip Technology, Inc., Term Loan, 1st Lien
(LIBOR plus 2.00%)
3.80%	05/29/25	[2,3]	287,446	289,513
Navicure, Inc., Term Loan B
(LIBOR plus 4.00%)
5.80%	10/22/26	[2,3]	1,000,000	1,006,875

December 2019 / 7

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Information Technology (continued)
Oberthur Technologies Group SAS, Term Loan B1, 1st Lien
(LIBOR plus 3.75%)
5.69%	01/10/24	[2,3]	$461,314	$457,183
Perspecta, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.95%	05/30/25	[2,3]	492,500	494,963
Project Alpha Intermediate Holdings Inc., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.49%	04/26/24	[2,3]	975,000	978,661
Scientific Games International, Inc., Term Loan B5, 1st Lien
(LIBOR plus 2.75%)
4.45%	08/14/24	[2,3]	1,186,295	1,191,159
4.55%	08/14/24	[2,3]	287,455	288,634
Sophia LP, Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.19%	09/30/22	[2,3]	1,095,603	1,099,519
SS&C Technologies Holdings Europe SARL, Term Loan B4, 1st Lien
(LIBOR plus 2.25%)
4.05%	04/16/25	[2,3]	650,159	655,471
SS&C Technologies, Inc., Term Loan B3, 1st Lien
(LIBOR plus 2.25%)
4.05%	04/16/25	[2,3]	937,708	945,369
SS&C Technologies, Inc., Term Loan B5, 1st Lien
(LIBOR plus 2.25%)
4.05%	04/16/25	[2,3]	493,682	497,621
TierPoint LLC, Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.55%	05/06/24	[2,3]	462,391	451,890
VT Topco, Inc., Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.69%	08/01/25	[2,3]	988,055	987,131
Zotec Partners LLC, Term Loan, 1st Lien
(LIBOR plus 5.00%)
6.80%	02/14/24	[2,3]	956,250	961,031

				21,321,491

Insurance — 0.38%
Kwor Acquisition, Inc., Term Loan, 1st Lien
(LIBOR plus 4.00%)
5.80%	06/03/26	[2,3,13]	904,545	893,239

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Materials — 2.80%
AkzoNobel Specialty Chemicals, Term Loan B, 1st Lien (Netherlands)
(LIBOR plus 3.25%)
4.96%	10/01/25	[2,3,4]	$967,154	$969,171
Angus Chemical, Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.05%	02/02/22	[2,3]	397,918	399,410
Archroma Finance SARL, Term Loan B2, 1st Lien (Switzerland)
(LIBOR plus 4.00%)
5.94%	08/12/24	[2,3,4]	5,625	5,604
5.98%	08/12/24	[2,3,4]	727,500	724,772
Cyanco Intermediate Corp., Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.30%	03/16/25	[2,3]	452,201	454,179
DCG Acquisition Corp., Term Loan, 1st Lien
(LIBOR plus 4.50%)
6.51%	09/30/26	[2,3,14]	1,073,500	1,080,209
Plaskolite PPC Intermediate II LLC, Term Loan, 1st Lien
(LIBOR plus 4.25%)
6.04%	12/15/25	[2,3]	483,778	463,822
Polar U.S. Borrower LLC, Term Loan, 1st Lien
(LIBOR plus 4.75%)
6.69%	10/15/25	[2,3]	5,878	5,863
6.79%	10/15/25	[2,3]	582,229	580,773
6.85%	10/15/25	[2,3]	5,893	5,878
WR Grace & Co., Term Loan B1, 1st Lien
(LIBOR plus 1.75%)
3.69%	04/03/25	[2,3]	727,632	731,997
WR Grace & Co., Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
3.69%	04/03/25	[2,3]	1,247,368	1,254,853

				6,676,531

Real Estate Investment Trust (REIT) — 1.08%
MGM Growth Properties, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.80%	03/21/25	[2,3]	392,054	394,367
SBA Senior Finance II LLC, Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.55%	04/11/25	[2,3]	1,004,675	1,009,648

8 / December 2019

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Real Estate Investment Trust (REIT) (continued)
VICI Properties 1 LLC, Term Loan, 1st Lien
(LIBOR plus 2.00%)
3.79%	12/20/24	[2,3]	$1,159,091	$1,166,167

				2,570,182

Retail — 1.22%
Albertson’s LLC, Term Loan B7, 1st Lien
(LIBOR plus 2.75%)
4.55%	11/17/25	[2,3]	113,063	114,220
BC ULC/New Red Finance, Inc., Term Loan B, 1st Lien (Canada)
(LIBOR plus 1.75%)
3.55%	11/19/26	[2,3,4]	651,767	653,312
Go Wireless, Inc., Term Loan B, 1st Lien
(LIBOR plus 6.50%)
8.30%	12/22/24	[2,3]	675,000	650,811
IRB Holding Corp., Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.22%	02/05/25	[2,3]	1,478,687	1,490,088

				2,908,431

Services — 4.90%
Aramark Services, Inc., Term Loan, 1st Lien
(LIBOR plus 1.75%)
3.55%	03/11/25	[2,3]	1,865,325	1,875,817
GFL Environmental, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.80%	05/30/25	[2,3]	1,476,675	1,481,548
Guidehouse LLP, Term Loan, 1st Lien
(LIBOR plus 4.50%)
6.30%	05/01/25	[2,3]	498,734	495,929
PowerTeam Services LLC, Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.19%	03/06/25	[2,3]	1,459,653	1,315,148
PowerTeam Services LLC, Term Loan, 2nd Lien
(LIBOR plus 7.25%)
9.19%	03/06/26	[2,3,7,8]	750,000	540,000
Prime Security Services Borrower LLC, Term Loan B
(LIBOR plus 3.25%)
4.94%	09/23/26	[2,3]	625,573	628,272

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Services (continued)
SRS Distribution Inc, Term Loan B, 1st Lien
(LIBOR plus 4.50%)
6.30%	05/23/25	[2,3]	$500,000	$502,500
TKC Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.55%	02/01/23	[2,3]	1,398,770	1,304,353
University Support Services LLC, Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.30%	06/20/25	[2,3]	2,044,939	2,066,667
Worldstrides, Term Loan B, 1st Lien
(LIBOR plus 4.25%)
6.15%	12/16/24	[2,3]	1,476,219	1,475,606

				11,685,840

Transportation — 2.25%
Commercial Barge Line Co., Term Loan B, 1st Lien
(LIBOR plus 8.75%)
10.60%	11/12/20	[2,3]	2,632	1,368
10.68%	11/12/20	[2,3]	171,053	88,947
Genesee & Wyoming, Inc., Term Loan, 1st Lien
(LIBOR plus 2.00%)
3.91%	11/06/26	[2,3]	2,250,000	2,274,503
International Seaways, Inc., Term Loan, 1st Lien
(LIBOR plus 6.00%)
7.80%	06/22/22	[2,3]	1,017,235	1,022,321
Kestrel Bidco, Inc. Term Loan, 1st Lien
(LIBOR plus 3.00%)
4.72%	12/11/26	[2,3]	500,000	505,135
PODS LLC, Term Loan, 1st Lien
(LIBOR plus 2.75%)
4.49%	12/06/24	[2,3]	1,473,627	1,483,066

				5,375,340

Total Bank Loans (Cost $196,770,824)				195,737,717

December 2019 / 9

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES — 7.48%*
Communications — 0.43%
T-Mobile USA, Inc.
6.00%	03/01/23		$1,000,000	$1,020,085

Consumer Discretionary — 0.41%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA
5.75%	10/15/20		969,108	971,530

Energy — 0.22%
USA Compression Partners LP/USA Compression Finance Corp.
6.88%	09/01/27		500,000	521,725

Finance — 2.86%
Citigroup, Inc.
(LIBOR USD 3-Month plus 0.55%)
2.46%	08/25/36	[2]	1,800,000	1,443,127
Ford Motor Credit Co. LLC
3.22%	01/09/22		835,000	841,416
3.81%	10/12/21		170,000	173,197
(LIBOR USD 3-Month plus 0.81%)
2.71%	04/05/21	[2]	2,500,000	2,490,375
GE Capital International Funding Co. (Ireland)
4.42%	11/15/35	[4]	75,000	80,364
Goldman Sachs Group, Inc. (The)
3.27%	09/29/25	[15]	980,000	1,014,012
Park Aerospace Holdings Ltd. (Cayman Islands)
4.50%	03/15/23	[3,4]	750,000	789,539

				6,832,030

Health Care — 1.78%
Cigna Corp.
(LIBOR USD 3-Month plus 0.89%)
2.89%	07/15/23	[2]	2,700,000	2,716,203
CVS Health Corp.
(LIBOR USD 3-Month plus 0.72%)
2.61%	03/09/21	[2]	1,000,000	1,006,366
Tenet Healthcare Corp.
4.63%	09/01/24	[3]	500,000	521,925

				4,244,494

Industrials — 1.05%
General Electric Co. (MTN)
(LIBOR USD 3-Month plus 0.48%)
2.39%	08/15/36	[2]	850,000	671,117
Sealed Air Corp.
5.25%	04/01/23	[3]	1,500,000	1,601,873

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada)
7.75%	04/15/26	[3,4]	$250,000	$249,063

				2,522,053

Real Estate Investment Trust (REIT) — 0.56%
SL Green Operating Partnership LP
(LIBOR USD 3-Month plus 0.98%)
2.88%	08/16/21	[2]	1,350,000	1,350,286

Transportation — 0.17%
American Airlines Pass-Through Trust, Series 2013-2, Class B
5.60%	07/15/20	[3]	391,837	397,608

Total Corporates (Cost $17,665,032)				17,859,811

MUNICIPAL BONDS — 0.17%*
California — 0.17%
State of California, Build America Bonds, School Improvements, General Obligations
7.95%	03/01/36		400,000	403,792

Total Municipal Bonds (Cost $403,565)

Total Bonds – 89.64% (Cost $214,839,421)				214,001,320

Issues	Maturity Date		Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 9.59%
Foreign Government Obligations — 2.02%
Japan Treasury Discount Bill, Series 808 (Japan)
0.00%[4,16]	01/20/20		135,000,000	1,242,436
Japan Treasury Discount Bill, Series 861 (Japan)
0.00%[4,16]	01/14/20		125,000,000	1,150,271
Japan Treasury Discount Bill, Series 865 (Japan)
0.00%[4,16]	01/27/20		265,000,000	2,438,931

				4,831,638

Money Market Funds — 6.32%
Dreyfus Government Cash Management Fund
1.52%[17]			3,249,000	3,249,000
Fidelity Investments Money Market Funds - Government Portfolio
1.50%[17]			217,547	217,547

10 / December 2019

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
1.52%[17]		11,611,000	$11,611,000

			15,077,547

U.S. Treasury Bills — 1.25%
U.S. Treasury Bills
1.56%[16]	02/18/20	$3,000,000	2,994,184

Total Short-Term Investments (Cost $22,924,584)			22,903,369

Total Investments – 99.23% (Cost $237,764,005)			236,904,689

Net unrealized depreciation on unfunded commitments (0.00)%			16,046

Cash and Other Assets, Less Liabilities – 0.77%			1,846,849

Net Assets – 100.00%			$238,767,584

[1]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $65,341, at an interest rate of 2.00% and a maturity of September 25, 2026. The investment is accruing an unused commitment fee of 0.50% per annum.

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2019.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $893,160, at an interest rate of 0.50% and a maturity of December 11, 2026.The investment is not accruing an unused commitment fee.

[6]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $59,871, at an interest rate of 3.50% and a maturity of May 14, 2026.The investment is not accruing an unused commitment fee.

[7]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[8]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $939,567, which is 0.39% of total net assets.
[9]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $157,467, at an interest rate of 4.25% and a maturity of August 31, 2026. The investment is accruing an unused commitment fee of 1.00% per annum.

[10]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $257,578, at an interest rate of 3.75% and a maturity of November 13, 2025. The investment is accruing an unused commitment fee of 0.25% per annum.

[11]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $54,849, at an interest rate of 1.00% and a maturity of July 10, 2025. The investment is accruing an unused commitment fee of 0.25% per annum.

[12]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $180,319, at an interest rate of 4.00% and a maturity of June 11, 2026.The investment is not accruing an unused commitment fee.

[13]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $89,773, at an interest rate of 4.00% and a maturity of June 03, 2026.The investment is not accruing an unused commitment fee.

[14]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $174,896, at an interest rate of 6.51% and a maturity of September 30, 2026. The investment is accruing an unused commitment fee of 0.50% per annum.

[15]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[16]	Represents annualized yield at date of purchase.
[17]	Represents the current yield as of December 31, 2019.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(USD): U.S. dollar

December 2019 / 11

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 1,171,998	JPY 125,000,000	Goldman Sachs International	01/14/20	$20,886
USD 1,262,910	JPY 135,000,000	Goldman Sachs International	01/21/20	19,226
USD 1,252,371	JPY 135,000,000	Citigroup Global Markets, Inc.	01/27/20	8,273
USD 1,201,523	JPY 130,000,000	Goldman Sachs International	01/27/20	3,503

NET UNREALIZED APPRECIATION				$51,888

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund:

Net Asset Value:

The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

12 / December 2019

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

FairValue Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December 31, 2019 is as follows:

FLOATING RATE INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets

Short-Term Investments:

Foreign Government Obligations	$—	$4,831,638	$—	$4,831,638

Money Market Funds	15,077,547	—	—	15,077,547

U.S. Treasury Bills	2,994,184	—	—	2,994,184

Long-Term Investments:

Bank Loans	—	194,798,150	939,567	195,737,717

Corporates	—	17,859,811	—	17,859,811

Municipal Bonds	—	403,792	—	403,792

Other Financial Instruments *

Assets:

Foreign currency exchange contracts	—	51,888	—	51,888

Total	$18,071,731	$217,945,279	$939,567	$236,956,577

* Other financial instruments include foreign currency exchange contracts.

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

December 2019 / 13

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

For the period ended December 31, 2019, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of 1evel 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

FLOATING RATE INCOME FUND	BANK LOANS

Balance as of April 1, 2019	$2,478,928
Accrued discounts/premiums	1,214
Realized loss	(93,784)
Change in unrealized (depreciation)*	(452,309)
Purchases	—
Sales	(1,721,982)
Transfers into Level 3**	727,500
Transfers out of Level 3**	—

Balance as of December 31, 2019	$939,567

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2019 was $(268,971) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2019, the Fund used observable inputs in determining the value of certain investments. As of December 31, 2019, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $727,500 transferred from level 2 to level 3 in the disclosure hierarchy.

Significant unobservable valuations inputs for Level 3 investments as of December 31, 2019, are as follows:

FLOATING RATE INCOME FUND	FAIR VALUE AT 12/31/19	VALUATION TECHNIQUE*	UNOBSERV- ABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$939,567	Third-party Vendor		Vendor Prices	$55.67 - $72.00	$65.05

* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

COMMITMENTS AND CONTINGENCIES

The Floating Rate Income Fund had the following unfunded commitments and unrealized gain/(loss) by investment as of December 31, 2019

UNFUNDED COMMITMENTS	MATURITY		AMOUNT	UNREALIZED (LOSS)
Connect Finco SARL, Term Loan B	December	2026	$893,160	$12,346
BCPE Empire Holdings, Inc., Delayed-Draw Term Loan, 1st Lien	June	2026	180,319	730
Med Parentco LP Delayed-Draw Term Loan, 1st Lien	August	2026	157,467	1,774
Premise Health Holding Corp., Term Loan, 1st Lien	July	2025	54,849	(577)
NMN Holdings III Corp. Term Loan, 1st Lien	November	2025	257,578	(4,322)
Mister Car Wash Holdings, Inc., Term Loan, 1st Lien	May	2026	59,871	347
Kwor Acquisition, Inc., Term Loan, 1st Lien	June	2026	89,773	(296)
Oeconnection LLC, Term Loan B	September	2026	65,341	719
DCG Acquisition Corp., Term Loan, 1st Lien	September	2026	174,896	5,325

Total Unfunded Commitments			$1,933,254	$16,046

14 / December 2019